Reverse Recapitalization (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares
Reverse Recapitalization [Line Items]
Issued common shares	3,075,185
Par value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Public right	1
Public units	1
Number of rights	10
Non-trade accounts receivable (in Dollars) | $		$ 1.2
Loan receivable amount (in Dollars) | $		2.7
Other income (in Dollars) | $		$ 1.2
Transaction costs (in Dollars) | $	$ 9.4
Common Stock [Member]
Reverse Recapitalization [Line Items]
Issued common shares	1,597,784
Common Stock [Member] | EM LLC Unitholders [Member]
Reverse Recapitalization [Line Items]
Issued common shares	588,473,653
EM LLC Common Units [Member]
Reverse Recapitalization [Line Items]
Issued common shares	475,962,290
EM LLC Convertible Preferred Units [Member]
Reverse Recapitalization [Line Items]
Issued common shares	109,436,178
Conversion of units	17,391,000
EM Common Share [Member]
Reverse Recapitalization [Line Items]
Conversion of units	2,898,499
WTMA Common Stock [Member]
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Number of common stock	1
Converted common stock	1
EM LLC Member Units [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Outstanding units	100,000
EM LLC Member Units [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Outstanding units	900,000